Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Diluted loss per share	$ (56.57)	$ (506.00)	$ (344.56)